Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000126338
Shareholder Report [Line Items]
Fund Name	Monongahela All Cap Value Fund
Trading Symbol	MCMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monongahela All Cap Value Fund (the "Fund") for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Monongahela All Cap Value Fund (the "Fund") for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.Moncapfund.com. You can also request this information by contacting us at (855) 392-9331.

Additional Information Phone Number	(855) 392-9331
Additional Information Website	www.Moncapfund.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monongahela All Cap Value Fund	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

We offer this annual report for the Monongahela All Cap Value Fund ("Fund") for the period from May 1, 2025 to April 30, 2026 (the “period”). During the period, the Fund was up 30.88%, while the S&P 500 Index (“S&P 500”) (an index of the 500 largest public companies in the US, weighted by market capitalization) was up 31.05%, and the Russell 2000 Value Index (an index that tracks the performance of small capitalization value companies) was up 46.34%.

The Fund slightly underperformed its primary benchmark, the S&P 500, by 0.17%. The Fund was underweight in the Energy sector and the Communication sector relative to the S&P 500, both strong performers during the period. The Fund was overweight in the Consumer Staples sector and Consumer Discretionary sector relative to the S&P 500, both underperformers during the year. The Fund underperformed its secondary benchmark, the Russell 2000 Value Index. Overweight relative to the Russell 2000 Value Index in underperforming defensive sectors, primarily the Consumer Staples sector and Consumer Discretionary sector, and underweight in the Energy sector and Communication sector caused the Fund to lag the Russell 2000 Value Index. In addition, small capitalization stocks, which the Russell 2000 Value Index represents, in general outperformed mid capitalization stocks over the period.

Two significant new positions were added:

Sprout Farmers Market is one of the largest specialty retailers of fresh produce and natural foods. The stock has declined approximately 50% during the period and allowed us to purchase this very well managed growing company below our intrinsic value estimates.

Teleflex Inc. is a medical technology company with a refocused emphasis on Vascular Access, Interventional, and Surgical markets. In December of 2025, the company announced the sale of three non-core divisions for $ 2 billion.

We exited the following four positions:

Hologic, which was acquired by Blackstone and TPG in a private transaction.

Kimberly-Clark Corporation's proposed acquisition of Kenvue Inc. changed our risk profile of Kimberly-Clark Corporation

Phillips 66 in the Energy sector exceeded our intrinsic value models and was sold.

H&R Block Inc., whose strong franchise we believe is at risk of diminishing returns as technology efficiencies challenge their core business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Monongahela All Cap Value Fund	S&P 500® Index	Russell 2000® Value Index
4/30/16	$10,000	$10,000	$10,000
7/31/16	$10,568	$10,582	$10,765
10/31/16	$10,673	$10,406	$10,754
1/31/17	$11,844	$11,213	$12,594
4/30/17	$12,318	$11,792	$12,718
7/31/17	$12,621	$12,280	$12,834
10/31/17	$13,201	$12,865	$13,422
1/31/18	$14,398	$14,174	$13,848
4/30/18	$13,470	$13,356	$13,549
7/31/18	$14,348	$14,274	$14,678
10/31/18	$13,510	$13,810	$13,343
1/31/19	$14,084	$13,846	$13,223
4/30/19	$14,780	$15,158	$13,846
7/31/19	$14,748	$15,414	$13,546
10/31/19	$15,264	$15,788	$13,773
1/31/20	$15,727	$16,849	$13,802
4/30/20	$13,706	$15,289	$10,544
7/31/20	$15,292	$17,257	$11,391
10/31/20	$15,705	$17,322	$11,855
1/31/21	$19,058	$19,755	$16,068
4/30/21	$21,511	$22,320	$18,870
7/31/21	$21,874	$23,547	$18,647
10/31/21	$21,654	$24,755	$19,478
1/31/22	$22,005	$24,356	$18,438
4/30/22	$21,139	$22,367	$17,627
7/31/22	$21,187	$22,454	$17,758
10/31/22	$20,262	$21,138	$17,389
1/31/23	$21,814	$22,355	$18,342
4/30/23	$21,156	$22,963	$16,219
7/31/23	$22,485	$25,377	$18,459
10/31/23	$20,275	$23,282	$15,662
1/31/24	$23,085	$27,009	$18,325
4/30/24	$24,650	$28,167	$18,495
7/31/24	$26,343	$30,997	$21,353
10/31/24	$26,625	$32,133	$20,638
1/31/25	$27,983	$34,133	$21,169
4/30/25	$24,623	$31,574	$18,368
7/31/25	$27,889	$36,060	$20,442
10/31/25	$28,927	$39,026	$22,676
1/31/26	$31,323	$39,714	$24,957
4/30/26	$32,227	$41,379	$26,880

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Monongahela All Cap Value Fund	30.88%	8.42%	12.41%
S&P 500® Index	31.05%	13.14%	15.26%
Russell 2000® Value Index	46.34%	7.33%	10.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 43,734,320
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 87,619
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$43,734,320
# of Portfolio Holdings	45
Portfolio Turnover Rate	37%
Investment Advisory Fees (Net of fees waived)	$87,619

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Money Market Fund	8.3%
Industrials	22.8%
Information Technology	20.8%
Health Care	13.2%
Consumer Staples	12.8%
Consumer Discretionary	9.3%
Financials	8.3%
Energy	2.3%
Materials	1.4%
Utilities	0.8%

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Table Summary
Curtiss-Wright Corp.	5.84%
Teleflex, Inc.	4.80%
Corning, Inc.	4.51%
Westinghouse Air Brake Technologies Corp.	4.38%
Rockwell Automation, Inc.	4.08%
Coherent Corp.	3.99%
Merck & Co., Inc.	3.41%
Revvity, Inc.	3.24%
Hubbell, Inc.	3.17%
Emerson Electric Co.	3.16%

* excluding cash equivalents